Investment Strategy	Mar. 23, 2026
Large-Cap Value Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]

The Principal Investment Strategies subsection will be deleted in its entirety and replaced with the following:

Under normal circumstances, this Fund invests at least 80% of its assets in common stocks of large companies. The sub-adviser generally considers a company to be a large-capitalization company if the company has a market capitalization within the range of the Russell 1000 Value Index, which measures the performance of the large-capitalization value segment of the U.S. equity universe. As of December 31, 2025, the market capitalization range of the Russell 1000 Value Index was approximately $1.3 billion to $3.8 trillion. As of December 31, 2025, the weighted average market capitalization of the Fund was approximately $431.9 billion.

The sub-adviser normally invests the Fund’s assets across different groups of industries/sectors, but may invest a significant percentage of the Fund’s assets in issuers in a single sector at its investment discretion in seeking the investment goal of the Fund. As of December 31, 2025, a significant portion of the Fund is represented by securities of companies in the Financial sector.

The Fund may also invest up to 30% of its assets in foreign securities that may be U.S. dollar-denominated, including American Depositary Receipts (“ADRs”).

The sub-adviser looks for companies it believes are undervalued.

The sub-adviser identifies potential investments through extensive quantitative and fundamental research. The Fund focuses on individual stock selection (a “bottom-up” approach), emphasizing three key factors: intrinsic value, sound business fundamentals and positive business momentum.

The sub-adviser will consider selling a portfolio security to pursue more attractive opportunities, or when it believes the security’s valuation is excessive, or when it believes that the issuer has deteriorating fundamentals.

The Fund may lend its portfolio holdings to certain financial institutions.